BORROWINGS - Maturity Schedule of Long-term Borrowings (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,879,689	$ 776,668
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,879,689